Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Relationships with Expedia
We have commercial relationships with Expedia Group, Inc. and many of its affiliated brands, including Brand Expedia, Hotels.com, Orbitz, Travelocity, Hotwire, Wotif, Vrbo and ebookers. These are arrangements terminable at will upon fourteen to thirty days prior notice by either party and on customary commercial terms that enable Expedia Group’s brands to advertise on our platform, and we receive payment for users we refer to them. We also have an agreement with Expedia Partner Solutions, pursuant to which powers our platform with a template (Hotels.com for partners). Related party revenue from Expedia Group of €172.5 million, €173.3 million and €91.3 million for the years ended December 31, 2023, 2022 and 2021, respectively, primarily consists of click-through fees and other advertising services provided to Expedia Group and its subsidiaries. These amounts are recorded at contract value, which we believe is a reasonable reflection of the value of the services provided. Related party revenue represented 36%, 32% and 25% and of our total revenue for each of the years ended December 31, 2023, 2022 and 2021, respectively.
The related party trade receivable balances with Expedia Group and its subsidiaries reflected in our consolidated balance sheets as of December 31, 2023 and 2022 were €19.1 million and €24.4 million.
As further described in Note 11 - Stockholders' equity, a one-time extraordinary dividend totaling €184.4 million was distributed to Class A and Class B shareholders of record on November 3, 2023. Of the total amount, €110.6 million has been distributed to Expedia Group based on their share ownership on the date of record.
Services agreement
On May 1, 2013, we entered into an Assets Purchase Agreement, pursuant to which Expedia Group purchased certain computer hardware and software from us, and a Data Hosting Services Agreement, pursuant to which Expedia Group provides us with certain data hosting services relating to all of the servers we use that are located within the United States. Either party may terminate the Data Hosting Services Agreement upon 30 days prior written notice. During the years ended December 31, 2023, 2022 and 2021, we did not utilize this service agreement.
Services and support agreements
On September 1, 2016, we entered into a Services and Support Agreement, pursuant to which Expedia Group agreed to provide us with certain services in connection with localizing content on our websites, such as translation services. This agreement was terminated on October 31, 2023 and a new agreement was effective as of November 1, 2023 with Expedia Group International Holdings III, LLC, (“EGIH3”). EGIH3 agreed to provide us with certain services in connection with localizing content on our websites, such as translation services. Either party may terminate the Services and Support Agreement upon 30 days prior notice.
Effective January 1, 2023, we entered into a Management Services Agreement with Expedia, Inc., pursuant to which Expedia, Inc. agreed to provide us with certain services in connection with tax, accounting, finance, legal, operations, administrative and similarly related functions. Either party may terminate the Management Services Agreement upon 30 days prior notice.
For the years ended December 31, 2023, 2022 and 2021, our operating expenses include €0.2 million each period of related party shared services fees and amounts related to the services and support agreements detailed above.
UBIO Limited
On November 28, 2022, we entered into a commercial agreement with UBIO Limited, an equity method investment (see Note 3 - Acquisitions and other investments), to increase the number of directly bookable rates available on our website for an initial term of 12 months. This agreement was terminated in the last quarter of 2023 by providing a 90 days written notice ahead of the contract renewal date. Effective January 11, 2024, we entered into a new commercial agreement with UBIO Limited. See Note 17 - Subsequent events for further details.
For the years ended December 31, 2023 and 2022, our operating expenses include €1.5 million and €0.5 million related to the original commercial agreement.
Transactions with shareholders
In November 2022, we purchased 20,000,000 Class A shares from Peter Vinnemeier, one of our founders, for €19.3 million (USD 1.00 per share). The purchase of shares was funded from available working capital. See Note 11 - Stockholders' equity for further details. Following this share purchase, transactions with Mr. Vinnemeier are no longer related party transactions.
As further described in Note 11 - Stockholders' equity, a one-time extraordinary dividend totaling €184.4 million was distributed to Class A and Class B shareholders of record on November 3, 2023. Of the total amount, €15.1 million has been distributed to Rolf Schrömgens, one of our founders and a member of our supervisory board, based on his share ownership on the date of record.